Distribution Date: Oct 25, 2007
DISTRIBUTION PACKAGE
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Aurora Loan Services Inc
September 25, 2007
August 31, 2007
August 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Assistant Vice President
STATEMENT TO CERTIFICATEHOLDERS
617-603-6401
Pursuant to Section 4.03 of the Trust Agreement dated as of August 1, 2007
maryellen.hunter@usbank.com
Distribution Date:
10/25/07
Determination date 10/18/07 Accrual Periods Begin End
Record Date - All other classes 09/28/07 All other Classes: 9/1/2007 09/30/07
Record Date - 1-A1, 1-A3, 1-A4, P, X, C, R 10/24/07 Class 1-A1, 1-A3, 1-A4 9/25/2007 10/24/07
DISTRIBUTION SUMMARY
Deferred
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized Losses/
Interest/
Ending
Class
Rate (1)
Balance (2)
Balance (2)
Paid
Paid
Paid
Writedown
Neg-Am
Balance (2)
1-A1 5.881250% $50,000,000.00 $49,159,622.91 $641,202.20 $240,933.36 $882,135.56 $0.00 $0.00 $48,518,420.71
1-A2 6.250000% $176,489,000.00 $173,522,653.74 $2,263,302.71 $903,763.82 $3,167,066.53 $0.00 $0.00 $171,259,351.03
1-A3 6.131250% 85,898,000.00 $84,454,265.77 $1,101,559.73 $431,508.51 $1,533,068.24 $0.00 $0.00 $83,352,706.04
1-A4 6.381250% 34,709,000.00 $34,125,627.03 $445,109.74 $181,470.13 $626,579.87 $0.00 $0.00 $33,680,517.29
2-A1 5.999121% $137,326,000.00 $137,140,578.26 $64,832.75 $685,602.46 $750,435.21 $0.00 $0.00 $137,075,745.51
2-A2 5.999121% $29,427,000.00 $29,387,266.77 $13,892.73 $146,914.81 $160,807.54 $0.00 $0.00 $29,373,374.04
2-A3 5.999121% $57,000,000.00 $56,923,036.87 $26,910.17 $284,573.50 $311,483.67 $0.00 $0.00 $56,896,126.70
2-A4 5.999121% $23,691,000.00 $23,659,011.69 $11,184.72 $118,277.73 $129,462.45 $0.00 $0.00 $23,647,826.97
2-AX 0.463051% $247,444,000.00 $247,109,893.59 $0.00 $95,353.68 $95,353.68 $0.00 $0.00 $246,993,073.22
M-1 6.594917% $8,304,000.00 $8,304,000.00 $0.00 $45,636.83 $45,636.83 $0.00 $0.00 $8,304,000.00
M-2 6.594917% $3,774,000.00 $3,774,000.00 $0.00 $20,741.01 $20,741.01 $0.00 $0.00 $3,774,000.00
M-3 6.594917% $2,642,000.00 $2,642,000.00 $0.00 $14,519.81 $14,519.81 $0.00 $0.00 $2,642,000.00
M-4 6.594917% $4,152,000.00 $4,152,000.00 $0.00 $22,818.41 $22,818.41 $0.00 $0.00 $4,152,000.00
M-5 6.594917% $1,887,000.00 $1,887,000.00 $0.00 $10,370.51 $10,370.51 $0.00 $0.00 $1,887,000.00
M-6 6.594917% $1,887,000.00 $1,887,000.00 $0.00 $10,370.51 $10,370.51 $0.00 $0.00 $1,887,000.00
M-7 6.594917% $1,887,000.00 $1,887,000.00 $0.00 $10,370.51 $10,370.51 $0.00 $0.00 $1,887,000.00
2-B1 6.462172% $6,054,000.00 $6,053,754.96 $246.93 $32,600.34 $32,847.27 $0.00 $0.00 $6,053,508.03
2-B2 6.462172% $3,422,000.00 $3,421,861.49 $139.58 $18,427.21 $18,566.79 $0.00 $0.00 $3,421,721.91
2-B3 6.462172% $1,447,000.00 $1,446,941.43 $59.02 $7,791.99 $7,851.01 $0.00 $0.00 $1,446,882.41
2-B4 6.462172% $2,369,000.00 $2,368,904.11 $96.63 $12,756.89 $12,853.52 $0.00 $0.00 $2,368,807.48
2-B5 6.462172% $921,000.00 $920,962.72 $37.57 $4,959.52 $4,997.09 $0.00 $0.00 $920,925.15
2-B6 6.462172% $1,581,621.00 $1,581,556.98 $64.51 $8,516.91 $8,581.42 $0.00 $0.00 $1,581,492.47
R-I NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-II 6.462172% $100.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
X 0.000000% $5,854,470.71 $5,850,993.79 $0.00 $257,029.39 $257,029.39 $0.00 $0.00 $5,850,993.78
1-AP NA $1,000.00 $1,000.00 $0.00 $2,992.37 $2,992.37 $0.00 $0.00 $1,000.00
2-AP NA $1,000.00 $1,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,000.00
C NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
TOTAL: $634,869,721.00 $628,701,044.73 $4,568,638.99 $3,568,300.21 $8,136,939.20 $0.00 $0.00 $629,983,399.52
(1) Reflects the application of Net Funds Cap
(2) Class 2-AX is a notional certificate, and the Balance reflected for this Class is a Notional Amount

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Assistant Vice President
STATEMENT TO CERTIFICATEHOLDERS
617-603-6401
Pursuant to Section 4.03 of the Trust Agreement dated as of August 1, 2007
maryellen.hunter@usbank.com
Distribution Date:
10/25/07
Determination date 10/18/07 Accrual Periods Begin End
Record Date - All other classes 09/28/07 All other Classes: 9/1/2007 09/30/07
Record Date - 1-A1, 1-A3, 1-A4, P, X, C, R 10/24/07 Class 1-A1, 1-A3, 1-A4 9/25/2007 10/24/07
AMOUNTS PER $1,000 UNIT
Deferred
Beginning
Principal
Interest
Interest/
Realized Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Neg-Am
Writedown
Balance
Index
Value
1-A1 86362NAA8 983.19245820 12.82404400 4.81866720 0.00000000 0.00000000 970.36841420 LIBOR 5.13125%
1-A2 86362NAB6 983.19245811 12.82404405 5.12079404 0.00000000 0.00000000 970.36841407
1-A3 86362NAC4 983.19245815 12.82404398 5.02349892 0.00000000 0.00000000 970.36841417
1-A4 86362NAD2 983.19245815 12.82404391 5.22833069 0.00000000 0.00000000 970.36841424
X N/A 999.40610857 0.00000000 43.90309607 0.00000000 0.00000000 999.40610686
2-A1 86362NAE0 998.64976960 0.47210834 4.99251751 0.00000000 0.00000000 998.17766126
2-A2 86362NAF7 998.64976960 0.47210827 4.99251742 0.00000000 0.00000000 998.17766133
2-A3 86362NAG5 998.64976965 0.47210825 4.99251754 0.00000000 0.00000000 998.17766140
2-A4 86362NAH3 998.64976953 0.47210840 4.99251741 0.00000000 0.00000000 998.17766114
2-AX 86362NAJ9 998.64976960 0.00000000 0.38535459 0.00000000 0.00000000 998.17766129
M-1 86362NAK6 1000.00000000 0.00000000 5.49576469 0.00000000 0.00000000 1000.00000000
M-2 86362NAL4 1000.00000000 0.00000000 5.49576312 0.00000000 0.00000000 1000.00000000
M-3 86362NAM2 1000.00000000 0.00000000 5.49576457 0.00000000 0.00000000 1000.00000000
M-4 86362NAN0 1000.00000000 0.00000000 5.49576349 0.00000000 0.00000000 1000.00000000
M-5 86362NAP5 1000.00000000 0.00000000 5.49576577 0.00000000 0.00000000 1000.00000000
M-6 86362NAQ3 1000.00000000 0.00000000 5.49576577 0.00000000 0.00000000 1000.00000000
M-7 86362NAR1 1000.00000000 0.00000000 5.49576577 0.00000000 0.00000000 1000.00000000
2-B1 86362NAS9 999.95952428 0.04078791 5.38492567 0.00000000 0.00000000 999.91873637
2-B2 86362NAT7 999.95952367 0.04078901 5.38492402 0.00000000 0.00000000 999.91873466
2-B3 86362NAU4 999.95952315 0.04078784 5.38492744 0.00000000 0.00000000 999.91873531
2-B4 86362NAW0 999.95952301 0.04078936 5.38492613 0.00000000 0.00000000 999.91873364
2-B5 86362NAX8 999.95952226 0.04079262 5.38492942 0.00000000 0.00000000 999.91872964
2-B6 86362NAY6 999.95952254 0.04078727 5.38492471 0.00000000 0.00000000 999.91873527
1-AP 86362NAZ3 1000.00000000 0.00000000 2992.37000000 0.00000000 0.00000000 1000.00000000
2-AP 86362NBA7 1000.00000000 0.00000000 0.00000000 0.00000000 0.00000000 1000.00000000
R-I N/A 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
R-II 86362NAV2 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
C N/A 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid
Shortfall
1-A1 5.88125% $240,933.36 $0.00 $0.00 $0.00 $0.00 N/A $240,933.36 $0.00
1-A2 6.25000% $903,763.82 $0.00 $0.00 $0.00 $0.00 N/A $903,763.82 $0.00
1-A3 6.13125% $431,508.51 $0.00 $0.00 $0.00 $0.00 N/A $431,508.51 $0.00
1-A4 6.38125% $181,470.13 $0.00 $0.00 $0.00 $0.00 N/A $181,470.13 $0.00
2-A1 5.99912% $685,602.46 $0.00 N/A N/A N/A N/A $685,602.46 N/A
2-A2 5.99912% $146,914.81 $0.00 N/A N/A N/A N/A $146,914.81 N/A
2-A3 5.99912% $284,573.50 $0.00 N/A N/A N/A N/A $284,573.50 N/A
2-A4 5.99912% $118,277.73 $0.00 N/A N/A N/A N/A $118,277.73 N/A
2-AX 0.46305% $95,353.68 $0.00 N/A N/A N/A N/A $95,353.68 N/A
M-1 6.59492% $45,636.83 $0.00 $0.00 $0.00 $0.00 $0.00 $45,636.83 $0.00
M-2 6.59492% $20,741.01 $0.00 $0.00 $0.00 $0.00 $0.00 $20,741.01 $0.00
M-3 6.59492% $14,519.81 $0.00 $0.00 $0.00 $0.00 $0.00 $14,519.81 $0.00
M-4 6.59492% $22,818.41 $0.00 $0.00 $0.00 $0.00 $0.00 $22,818.41 $0.00
M-5 6.59492% $10,370.51 $0.00 $0.00 $0.00 $0.00 $0.00 $10,370.51 $0.00
M-6 6.59492% $10,370.51 $0.00 $0.00 $0.00 $0.00 $0.00 $10,370.51 $0.00
M-7 6.59492% $10,370.51 $0.00 $0.00 $0.00 $0.00 $0.00 $10,370.51 $0.00
2-B1 6.46217% $32,600.34 $0.00 N/A N/A N/A N/A $32,600.34 N/A
2-B2 6.46217% $18,427.21 $0.00 N/A N/A N/A N/A $18,427.21 N/A
2-B3 6.46217% $7,791.99 $0.00 N/A N/A N/A N/A $7,791.99 N/A
2-B4 6.46217% $12,756.89 $0.00 N/A N/A N/A N/A $12,756.89 N/A
2-B5 6.46217% $4,959.52 $0.00 N/A N/A N/A N/A $4,959.52 N/A
2-B6 6.46217% $8,516.91 $0.00 N/A N/A N/A N/A $8,516.91 N/A
R-I NA NA NA NA NA NA NA $0.00 N/A
R-II 6.46217% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A
X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $257,029.39 N/A
1-AP NA NA NA NA NA NA NA $2,992.37 N/A
2-AP NA NA NA NA NA NA NA $0.00 N/A
C NA NA NA NA NA NA NA $0.00 N/A
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Assistant Vice President
STATEMENT TO CERTIFICATEHOLDERS
617-603-6401
Pursuant to Section 4.03 of the Trust Agreement dated as of August 1, 2007
maryellen.hunter@usbank.com
Distribution Date:
10/25/07
Miscellaneous:
Total Pool 1 Pool 2
Reconciliation:
Repurchases 0.00 0.00 0.00 Available funds (A):
Current Recoveries 0.00 0.00 0.00 Servicer remittance 8,187,647.07
Cumulative Recoveries 0.00 0.00 0.00 Net Funds from Basis Risk Account 0.00
Liquidation Proceeds 0.00 0.00 0.00 Net Payments to Trust from Swap Counterparty 0.00
Subsequent Recoveries 0.00 0.00 0.00 8,187,647.07
Current Realized Losses 0.00 0.00 0.00 Distributions (B):
Cummulative Realized Losses 0.00 0.00 0.00 Master Servicing Fee 0.00
Insurance Proceeds 0.00 0.00 0.00 Trustee fee 2,908.36
Principal Deficiency Amount 0.00 0.00 0.00 Total interest distributed 3,568,300.21
Current Deferred Interest 0.00 0.00 0.00 Net Payments to Counterparty from Swap Trust 47,799.50
Current Net Deferred Interest 0.00 0.00 0.00 Total principal distributed 4,568,638.99
FPD/EPD Premiums 0.00 0.00 0.00 8,187,647.06
Net WAC 6.83276% 7.09492% 6.46217%
(A) - (B): (0.01)
Advances Required 3,237,121.56
Advances 3,237,121.56
Unreimbursed Advances 0.00
Basis Risk Account:
Deficiency Amount paid by the Certificate Insurer 0.00 Beginning Balance 0.00
Certificate Insurer Reimbursement Amount 0.00 Deposit / Withdrawal : Income to X 0.00
Deposit : required deposit from waterfall 0.00
Withdrawal: for Basis Risk shortfalls 0.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Balance 0.00
Supplemental Interest Trust (Swap Account):
Swap Notional Balance
159,886,828.00
Deposit: Net Counterparty Payment 0.00
Deposit: Counterparty Termination Payment 0.00
Deposit / Withdrawal : Net Trust SWAP Payment to Counterparty 47,799.50
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to cover Basis Risk Shortfalls 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to X, remaining amounts 0.00
ACCOUNT ACTIVITY

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Assistant Vice President
STATEMENT TO CERTIFICATEHOLDERS
617-603-6401
Pursuant to Section 4.03 of the Trust Agreement dated as of August 1, 2007
maryellen.hunter@usbank.com
Distribution Date:
10/25/07
Overcollateralization:
Losses:
Pool 2
Pool 1 Overcollateralization Amount 5,850,993.78 Current Bankruptcy Losses 0.00
Pool 1 Overcollateralization Floor 1,321,192.15 Cummulative Bankruptcy Losses 0.00
Ending Overcollateralization Deficiency Amount 0.00 Bankruptcy Loss Limit 100,000.00
Overcollateralization Release Amount 0.00
Excess Overcollateralization Amount 0.00 Current Special Hazard Losses 0.00
Overcollateralization Increase Amount 0.00 Cummulative Special Hazard Losses 0.00
Special Hazard Loss Limit 1,605,756.20
Stepdown Date:
Current Fraud Losses 0.00
Relevant information: Cummulative Fraud Losses 0.00
Senior Enhancement Percentage 8.27462% Fraud Loss Limit 2,632,387.21
Senior Enhancement Percentage for purposes of Stepdown 8.27462%
The earlier of:
Certificate Pool Principal %:
Pool 2
1) First payment date when Seniors are reduced to zero NO Initial Senior % 93.999887%
2) later of (x) September 2010 NO Current Senior % 93.992488%
(y) Date when Senior Enhancement % >= 16.10% NO Senior Prepayment % 100.000000%
NO
Current Subordinate % 6.007512%
Sub Prepayment % 0.000000%
Trigger Event:
Senior Prepayment %:
Relevant information: Pool 1 Start Date Pool 2
A) Current Balance of Loans 60+ days delinq (including all FC, BK and REO) * 5,992,961.60 09/25/07 100.00000%
B) Ending Collateral Balance 367,194,988.85 09/25/14 98.19775%
C) Current Delinquency Rate (A/B) 1.632% 09/25/15 97.59700%
D) Rolling Three Month Delinquency Rate 0.816% 09/25/16 96.39549%
E) Applicable Most Senior Enhancement % Class Senior 09/25/17 95.19399%
F) Applicable Most Senior Enhancement % 8.275% 09/25/18 93.99249%
G) Applicable % 40.000% 100.00000%
H) Applicable % multiplied by Most Senior Enhancement % (limit) 3.310%
I) Cumulative Realized Losses 0.00
J) Original Collateral Balance 377,483,470.71
Two Times Test:
K) Cumulative Loss % ( I / J) 0.000% Relevant information: Pool 2
L) Applicable Cumulative Loss Limit % 100.000% A) Cut-off Subordinate Balance 15,794,621.00
B) Cut-Off Collateral Balance 263,238,721.37
A Trigger Event will occur if either (1) or (2) is True: C) Current Subordinate Balance 15,793,981.69
1) Rolling Three Month Delinquency Rate equals or exceeds limit (D > = H). NO D) Current Collateral Balance 262,903,875.65
2) Cumulative Loss % exceeds applicable limit (K > L). NO E) Cumulative Realized Losses 0.00
NO
F) Applicable Pool Realized Loss Limit 3,158,796.41
* All delinquencies calculated using the MBA delinquency method G) Initial Subordinate % 6.0001%
H) Current Subordinate % 6.0075%
I ) Average Balance of loans 60+ days delinquent (including Foreclosures) over last 6 months 592,705.18
The Two Times Test will be satisfied if (1), (2), and (3) is True:
1) Current Subordinate % exceeds two times the Initial Subordinate %
NO
2) Condition (1) of the Step Down Condition is True. ( I <= 50% of C) YES
3) Cumulative Realized Losses do not exceed applicable Loss Limit (E<F) YES
TRUE?: NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
634,550,038.89
4,568,639.00
0.00
629,981,399.89
49,303.30
4,261,422.96
257,912.74
0.00
0.00
4,568,639.00
3,748,887.37
132,871.67
0.00
0.00
0.00
0.00
0.00
3,616,015.70
2,992.37
0.00
8,187,647.07
1,403
1,390
0.9832364286
7.08953%
6.83276%
12.52477%
0.00
0.00
0.00
0.00
149,496.99
1
0
0.00
0.00
132,871.67
0.00
0.00
0.00
0.00
0.00
0.00
371,646,163.24
4,451,174.39
0.00
367,194,988.85
38,579.38
4,261,422.96
151,172.05
0.00
0.00
4,451,174.39
2,277,135.66
78,099.98
0.00
0.00
0.00
0.00
0.00
2,199,035.68
2,992.37
0.00
6,653,202.44
929
916
0.9727445500
7.35259%
7.09492%
12.87892%
0.00
0.00
0.00
0.00
149,496.99
1
0
0.00
0.00
78,099.98
0.00
0.00
0.00
0.00
0.00
0.00
262,903,875.65
117,464.61
0.00
262,786,411.04
10,723.92
0.00
106,740.69
0.00
0.00
117,464.61
1,471,751.71
54,771.69
0.00
0.00
0.00
0.00
0.00
1,416,980.02
0.00
0.00
1,534,444.63
474
474
0.9982817485
6.71767%
6.46217%
12.02415%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
54,771.69
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
88 6,321,130.54 1.00% 75 5,352,642.72 1.46% 13 968,487.82 0.37%
100K to 199.99K
209 31,798,633.48 5.05% 176 26,681,289.18 7.27% 33 5,117,344.30 1.95%
200K to 299.99K
197 48,726,794.96 7.73% 141 34,721,236.75 9.46% 56 14,005,558.21 5.33%
300K to 399.99K
175 61,143,545.30 9.71% 128 44,812,103.56 12.20% 47 16,331,441.74 6.21%
400K to 499.99K
229 103,034,205.17 16.36% 147 66,540,167.35 18.12% 82 36,494,037.82 13.89%
500K to 599.99K
209 113,636,763.62 18.04% 121 65,567,211.19 17.86% 88 48,069,552.43 18.29%
600K to 699.99K
111 71,131,464.22 11.29% 56 35,898,228.82 9.78% 55 35,233,235.40 13.41%
700K to 799.99K
51 38,232,682.82 6.07% 20 15,275,040.38 4.16% 31 22,957,642.44 8.74%
800K to 899.99K
26 21,774,546.48 3.46% 12 9,955,790.55 2.71% 14 11,818,755.93 4.50%
900K to 999.99K
44 42,061,037.00 6.68% 18 17,312,363.77 4.71% 26 24,748,673.23 9.42%
1000K to 1099.99K
14 14,215,000.00 2.26% 5 5,068,750.00 1.38% 9 9,146,250.00 3.48%
1100K to 1199.99K
6 6,935,781.73 1.10% 2 2,331,000.00 0.63% 4 4,604,781.73 1.75%
1200K to 1299.99K
2 2,425,000.00 0.38% 1 1,225,000.00 0.33% 1 1,200,000.00 0.46%
1300K to 1399.99K
2 2,696,500.00 0.43% 0 0.00 0.00% 2 2,696,500.00 1.03%
1400K to 1499.99K
9 13,098,669.33 2.08% 4 5,804,019.33 1.58% 5 7,294,650.00 2.78%
1500K to 1599.99K
3 4,500,000.00 0.71% 0 0.00 0.00% 3 4,500,000.00 1.71%
1600K to 1699.99K
1 1,690,000.00 0.27% 1 1,690,000.00 0.46% 0 0.00 0.00%
1700K to 1799.99K
1 1,750,000.00 0.28% 0 0.00 0.00% 1 1,750,000.00 0.67%
1800K to 1899.99K
3 5,482,931.00 0.87% 2 3,603,431.00 0.98% 1 1,879,500.00 0.72%
1900K to 1999.99K
3 5,961,714.26 0.95% 3 5,961,714.26 1.62% 0 0.00 0.00%
2000K to 2099.99K
1 2,000,000.00 0.32% 0 0.00 0.00% 1 2,000,000.00 0.76%
2200K to 2299.99K
1 2,275,000.00 0.36% 1 2,275,000.00 0.62% 0 0.00 0.00%
2400K to 2499.99K
1 2,469,999.99 0.39% 0 0.00 0.00% 1 2,469,999.99 0.94%
3100K to 3199.99K
1 3,150,000.00 0.50% 1 3,150,000.00 0.86% 0 0.00 0.00%
5700K to 5799.99K
1 5,719,999.99 0.91% 1 5,719,999.99 1.56% 0 0.00 0.00%
8200K to 8299.99K
1 8,250,000.00 1.31% 1 8,250,000.00 2.25% 0 0.00 0.00%
9500K to 9599.99K
1 9,500,000.00 1.51% 0 0.00 0.00% 1 9,500,000.00 3.62%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Remaining Principal Balance
Balance

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K 1600K to 1699.99K 1700K to 1799.99K
1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 2200K to 2299.99K 2400K to 2499.99K 3100K to 3199.99K 5700K to 5799.99K 8200K to 8299.99K 9500K to 9599.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.50% - 4.99%
1 370,000.00 0.06% 1 370,000.00 0.10% 0 0.00 0.00%
5.00% - 5.49%
5 1,697,734.94 0.27% 4 1,268,234.94 0.35% 1 429,500.00 0.16%
5.50% - 5.99%
22 9,003,316.97 1.43% 15 5,821,784.08 1.59% 7 3,181,532.89 1.21%
6.00% - 6.49%
206 126,388,077.61 20.06% 65 36,340,944.19 9.90% 141 90,047,133.42 34.27%
6.50% - 6.99%
389 188,704,592.35 29.95% 201 91,964,049.50 25.05% 188 96,740,542.85 36.81%
7.00% - 7.49%
302 131,939,539.52 20.94% 218 83,588,489.06 22.76% 84 48,351,050.46 18.40%
7.50% - 7.99%
209 100,204,145.02 15.91% 175 82,612,084.27 22.50% 34 17,592,060.75 6.69%
8.00% - 8.49%
93 32,637,989.63 5.18% 80 28,509,398.95 7.76% 13 4,128,590.68 1.57%
8.50% - 8.99%
66 20,702,852.41 3.29% 60 18,386,852.42 5.01% 6 2,315,999.99 0.88%
9.00% - 9.49%
46 10,698,529.39 1.70% 46 10,698,529.39 2.91% 0 0.00 0.00%
9.50% - 9.99%
14 3,890,490.57 0.62% 14 3,890,490.57 1.06% 0 0.00 0.00%
10.00% - 10.49%
10 1,088,959.29 0.17% 10 1,088,959.29 0.30% 0 0.00 0.00%
10.50% - 10.99%
11 1,150,528.71 0.18% 11 1,150,528.71 0.31% 0 0.00 0.00%
11.00% - 11.49%
6 560,874.01 0.09% 6 560,874.01 0.15% 0 0.00 0.00%
11.50% - 11.99%
6 711,317.11 0.11% 6 711,317.11 0.19% 0 0.00 0.00%
12.00% - 12.49%
3 180,538.04 0.03% 3 180,538.04 0.05% 0 0.00 0.00%
12.50% - 12.99%
1 51,914.32 0.01% 1 51,914.32 0.01% 0 0.00 0.00%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.34%
Group 2 Weighted Average Rate: 6.72%

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.99%
5 1,676,175.11 0.27% 5 1,676,175.11 0.46% 0 0.00 0.00%
2.00% - 2.99%
1,281 610,916,295.05 96.97% 808 348,717,884.01 94.97% 473 262,198,411.04 99.78%
3.00% - 3.99%
22 3,437,629.53 0.55% 22 3,437,629.53 0.94% 0 0.00 0.00%
4.00% - 4.99%
13 2,154,785.52 0.34% 13 2,154,785.52 0.59% 0 0.00 0.00%
5.00% - 5.99%
36 7,508,582.75 1.19% 35 6,920,582.75 1.88% 1 588,000.00 0.22%
6.00% - 6.99%
28 3,712,041.18 0.59% 28 3,712,041.18 1.01% 0 0.00 0.00%
7.00% - 7.99%
5 575,890.75 0.09% 5 575,890.75 0.16% 0 0.00 0.00%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.47%
Group 2 Weighted Average Margin: 2.25%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.99%
2 758,772.16 0.12% 2 758,772.16 0.21% 0 0.00 0.00%
2.00% - 2.99%
1,082 546,184,706.88 86.70% 612 285,146,713.14 77.66% 470 261,037,993.74 99.33%
3.00% - 3.99%
12 2,711,152.28 0.43% 9 1,550,734.98 0.42% 3 1,160,417.30 0.44%
4.00% - 4.99%
9 1,441,048.33 0.23% 9 1,441,048.33 0.39% 0 0.00 0.00%
5.00% - 5.99%
16 3,066,099.99 0.49% 15 2,478,099.99 0.67% 1 588,000.00 0.22%
6.00% - 6.99%
62 14,671,248.96 2.33% 62 14,671,248.96 4.00% 0 0.00 0.00%
7.00% - 7.99%
89 25,155,644.47 3.99% 89 25,155,644.47 6.85% 0 0.00 0.00%
8.00% - 8.99%
71 23,280,316.73 3.70% 71 23,280,316.73 6.34% 0 0.00 0.00%
9.00% - 9.99%
47 12,712,410.09 2.02% 47 12,712,410.09 3.46% 0 0.00 0.00%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.47%
Group 2 Weighted Average Lifetime Rate Floor: 2.27%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
1 370,000.00 0.06% 1 370,000.00 0.10% 0 0.00 0.00%
10.00% - 10.99%
17 6,454,928.52 1.02% 11 4,454,895.63 1.21% 6 2,000,032.89 0.76%
11.00% - 11.99%
244 135,801,743.60 21.56% 87 45,065,211.21 12.27% 157 90,736,532.39 34.53%
12.00% - 12.99%
457 218,795,758.86 34.73% 237 99,440,996.74 27.08% 220 119,354,762.12 45.42%
13.00% - 13.99%
466 205,790,735.53 32.67% 383 158,951,863.89 43.29% 83 46,838,871.64 17.82%
14.00% - 14.99%
155 49,636,905.22 7.88% 147 45,780,693.22 12.47% 8 3,856,212.00 1.47%
15.00% - 15.99%
50 13,131,328.16 2.08% 50 13,131,328.16 3.58% 0 0.00 0.00%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.13%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.28%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,069 460,863,958.19 73.16% 791 306,050,004.72 83.35% 278 154,813,953.47 58.91%
12
321 169,117,441.70 26.84% 125 61,144,984.13 16.65% 196 107,972,457.57 41.09%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Frequency of Interest Rate Adjustments
Months

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,069 460,863,958.19 73.16% 791 306,050,004.72 83.35% 278 154,813,953.47 58.91%
12
321 169,117,441.70 26.84% 125 61,144,984.13 16.65% 196 107,972,457.57 41.09%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
319 168,583,934.05 26.76% 123 60,611,476.48 16.51% 196 107,972,457.57 41.09%
1 Year Treasury or CMT
2 533,507.65 0.08% 2 533,507.65 0.15% 0 0.00 0.00%
6 Month LIBOR
1,069 460,863,958.19 73.16% 791 306,050,004.72 83.35% 278 154,813,953.47 58.91%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
99 32,790,448.24 5.20% 79 24,726,885.28 6.73% 20 8,063,562.96 3.07%
3 Units
12 4,152,668.62 0.66% 10 3,141,806.44 0.86% 2 1,010,862.18 0.38%
4 Units
25 8,211,612.34 1.30% 24 7,859,112.35 2.14% 1 352,499.99 0.13%
Cooperative
2 1,544,247.40 0.25% 1 544,247.40 0.15% 1 1,000,000.00 0.38%
Modular Home
1 152,000.00 0.02% 1 152,000.00 0.04% 0 0.00 0.00%
Other
144 52,424,523.72 8.32% 99 31,122,658.44 8.48% 45 21,301,865.28 8.11%
Planned Unit Developmen
264 133,368,347.56 21.17% 158 75,658,088.61 20.60% 106 57,710,258.95 21.96%
Single Family
843 397,337,552.01 63.07% 544 223,990,190.33 61.00% 299 173,347,361.68 65.97%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2003
10 867,144.07 0.14% 10 867,144.07 0.24% 0 0.00 0.00%
2004
27 3,071,898.08 0.49% 27 3,071,898.08 0.84% 0 0.00 0.00%
2005
64 10,415,164.08 1.65% 64 10,415,164.08 2.84% 0 0.00 0.00%
2006
28 17,107,825.14 2.72% 27 7,607,825.14 2.07% 1 9,500,000.00 3.62%
2007
1,261 598,519,368.52 95.01% 788 345,232,957.48 94.02% 473 253,286,411.04 96.38%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Year of First Payment Date
Year

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
1 360,000.00 0.06% 0 0.00 0.00% 1 360,000.00 0.14%
15.00%-19.99%
1 100,000.00 0.02% 0 0.00 0.00% 1 100,000.00 0.04%
20.00%-24.99%
2 444,000.00 0.07% 1 330,000.00 0.09% 1 114,000.00 0.04%
25.00%-29.99%
3 1,784,686.62 0.28% 1 149,686.62 0.04% 2 1,635,000.00 0.62%
30.00%-34.99%
5 2,289,940.00 0.36% 1 750,000.00 0.20% 4 1,539,940.00 0.59%
35.00%-39.99%
5 10,794,500.00 1.71% 0 0.00 0.00% 5 10,794,500.00 4.11%
40.00%-44.99%
12 6,793,763.96 1.08% 2 923,988.10 0.25% 10 5,869,775.86 2.23%
45.00%-49.99%
11 6,617,810.33 1.05% 4 2,496,520.16 0.68% 7 4,121,290.17 1.57%
50.00%-54.99%
22 10,099,300.51 1.60% 7 2,127,976.94 0.58% 15 7,971,323.57 3.03%
55.00%-59.99%
33 29,984,231.04 4.76% 13 18,059,929.40 4.92% 20 11,924,301.64 4.54%
60.00%-64.99%
47 25,379,505.76 4.03% 24 11,434,440.87 3.11% 23 13,945,064.89 5.31%
65.00%-69.99%
96 67,528,238.80 10.72% 55 39,232,669.97 10.68% 41 28,295,568.83 10.77%
70.00%-74.99%
109 66,264,888.64 10.52% 63 34,163,652.15 9.30% 46 32,101,236.49 12.22%
75.00%-79.99%
252 114,419,166.23 18.16% 168 68,137,593.39 18.56% 84 46,281,572.84 17.61%
80.00%-84.99%
777 283,969,088.96 45.08% 567 187,171,115.61 50.97% 210 96,797,973.35 36.84%
85.00%-89.99%
7 1,803,438.17 0.29% 6 1,743,714.55 0.47% 1 59,723.62 0.02%
90.00%-94.99%
7 1,348,840.87 0.21% 4 473,701.09 0.13% 3 875,139.78 0.33%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 75
Group 2 Weighted Average LTV: 71
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
289 - 312
9 795,643.44 0.13% 9 795,643.44 0.22% 0 0.00 0.00%
313 - 336
83 12,226,684.22 1.94% 83 12,226,684.22 3.33% 0 0.00 0.00%
337 - 360
1,298 616,959,072.23 97.93% 824 354,172,661.19 96.45% 474 262,786,411.04 100.00%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 355
Group 2 Weighted Average Remaining Amortization Months: 356
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
289 - 312
9 795,643.44 0.13% 9 795,643.44 0.22% 0 0.00 0.00%
313 - 336
83 12,226,684.22 1.94% 83 12,226,684.22 3.33% 0 0.00 0.00%
337 - 360
1,298 616,959,072.23 97.93% 824 354,172,661.19 96.45% 474 262,786,411.04 100.00%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355
Group 2 Weighted Average Remaining Months: 356

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,390 629,981,399.89 100.00% 916 367,194,988.85 100.00% 474 262,786,411.04 100.00%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,390 629,981,399.89 100.00% 916 367,194,988.85 100.00% 474 262,786,411.04 100.00%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
4 1,532,900.00 0.24% 2 348,900.00 0.10% 2 1,184,000.00 0.45%
ALASKA
1 975,000.00 0.15% 1 975,000.00 0.27% 0 0.00 0.00%
ARIZONA
64 26,005,265.55 4.13% 44 18,067,311.67 4.92% 20 7,937,953.88 3.02%
ARKANSAS
1 160,000.00 0.03% 1 160,000.00 0.04% 0 0.00 0.00%
CALIFORNIA
590 308,281,398.44 48.94% 327 156,815,587.96 42.71% 263 151,465,810.48 57.64%
COLORADO
53 23,865,100.32 3.79% 33 16,310,996.56 4.44% 20 7,554,103.76 2.87%
CONNECTICUT
11 6,963,450.46 1.11% 9 3,583,950.46 0.98% 2 3,379,500.00 1.29%
DELAWARE
7 1,997,212.11 0.32% 5 873,251.40 0.24% 2 1,123,960.71 0.43%
DISTRICT OF COLUMBIA
6 1,950,330.00 0.31% 5 1,554,330.00 0.42% 1 396,000.00 0.15%
FLORIDA
132 54,865,833.27 8.71% 103 35,004,004.94 9.53% 29 19,861,828.33 7.56%
GEORGIA
22 9,158,991.73 1.45% 15 4,992,526.37 1.36% 7 4,166,465.36 1.59%
HAWAII
9 5,596,003.27 0.89% 4 2,180,040.55 0.59% 5 3,415,962.72 1.30%
IDAHO
5 1,251,982.72 0.20% 4 551,982.72 0.15% 1 700,000.00 0.27%
ILLINOIS
44 16,763,408.96 2.66% 37 12,718,989.01 3.46% 7 4,044,419.95 1.54%
INDIANA
11 1,842,803.32 0.29% 11 1,842,803.32 0.50% 0 0.00 0.00%
IOWA
3 349,921.27 0.06% 3 349,921.27 0.10% 0 0.00 0.00%
KANSAS
1 119,891.37 0.02% 1 119,891.37 0.03% 0 0.00 0.00%
KENTUCKY
7 1,022,619.80 0.16% 6 979,119.80 0.27% 1 43,500.00 0.02%
LOUISIANA
2 146,629.90 0.02% 2 146,629.90 0.04% 0 0.00 0.00%
MAINE
1 146,816.62 0.02% 1 146,816.62 0.04% 0 0.00 0.00%
MARYLAND
22 9,339,236.52 1.48% 14 5,418,643.89 1.48% 8 3,920,592.63 1.49%
MASSACHUSETTS
20 11,902,114.15 1.89% 15 7,410,755.92 2.02% 5 4,491,358.23 1.71%
MICHIGAN
16 1,335,591.14 0.21% 14 1,191,329.76 0.32% 2 144,261.38 0.05%
MINNESOTA
14 6,321,323.88 1.00% 6 2,021,579.94 0.55% 8 4,299,743.94 1.64%
MISSISSIPPI
1 526,050.00 0.08% 1 526,050.00 0.14% 0 0.00 0.00%
MISSOURI
8 1,563,846.82 0.25% 7 1,151,846.82 0.31% 1 412,000.00 0.16%
MONTANA
1 240,690.44 0.04% 0 0.00 0.00% 1 240,690.44 0.09%
NEBRASKA
4 369,512.46 0.06% 4 369,512.46 0.10% 0 0.00 0.00%
NEVADA
42 21,327,995.55 3.39% 24 12,237,641.19 3.33% 18 9,090,354.36 3.46%
NEW HAMPSHIRE
1 220,000.00 0.03% 0 0.00 0.00% 1 220,000.00 0.08%
NEW JERSEY
39 18,050,661.72 2.87% 25 7,502,941.72 2.04% 14 10,547,720.00 4.01%
NEW MEXICO
5 2,195,561.00 0.35% 4 1,683,561.00 0.46% 1 512,000.00 0.19%
NEW YORK
31 29,863,817.20 4.74% 17 21,043,484.91 5.73% 14 8,820,332.29 3.36%
NORTH CAROLINA
13 3,269,353.79 0.52% 12 2,820,853.79 0.77% 1 448,500.00 0.17%
NORTH DAKOTA
1 168,063.65 0.03% 1 168,063.65 0.05% 0 0.00 0.00%
OHIO
15 3,189,063.38 0.51% 13 2,617,563.38 0.71% 2 571,500.00 0.22%
OREGON
19 6,174,588.28 0.98% 13 4,282,688.61 1.17% 6 1,891,899.67 0.72%
PENNSYLVANIA
4 338,236.00 0.05% 3 231,036.00 0.06% 1 107,200.00 0.04%
RHODE ISLAND
1 506,952.52 0.08% 0 0.00 0.00% 1 506,952.52 0.19%
SOUTH CAROLINA
8 3,864,368.52 0.61% 7 3,672,238.74 1.00% 1 192,129.78 0.07%
SOUTH DAKOTA
1 131,908.42 0.02% 1 131,908.42 0.04% 0 0.00 0.00%
TENNESSEE
9 2,368,578.63 0.38% 9 2,368,578.63 0.65% 0 0.00 0.00%
TEXAS
24 4,993,554.48 0.79% 20 4,111,316.12 1.12% 4 882,238.36 0.34%
UTAH
18 6,180,990.43 0.98% 13 4,247,053.74 1.16% 5 1,933,936.69 0.74%
VIRGINIA
42 14,801,412.48 2.35% 31 10,513,462.48 2.86% 11 4,287,950.00 1.63%
WASHINGTON
38 14,952,453.08 2.37% 31 11,736,645.92 3.20% 7 3,215,807.16 1.22%
WISCONSIN
19 2,789,916.24 0.44% 17 2,014,177.84 0.55% 2 775,738.40 0.30%
Total
1,390
629,981,399.89
100.00%
916
367,194,988.85
100.00%
474
262,786,411.04
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
0
5
10
15
20
25
30
35
40
45
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
COLORADO
ILLINOIS
NEVADA
WASHINGTON
VIRGINIA
NEW JERSEY
MASSACHUSETTS
MARYLAND
GEORGIA
OREGON
UTAH
TEXAS
SOUTH CAROLINA
CONNECTICUT
NORTH CAROLINA
OHIO
TENNESSEE
HAWAII
MINNESOTA
WISCONSIN
INDIANA
NEW MEXICO
DISTRICT OF
COLUMBIA
MICHIGAN
MISSOURI
KENTUCKY
ALASKA
DELAWARE
IDAHO
MISSISSIPPI
NEBRASKA
IOWA
ALABAMA
PENNSYLVANIA
NORTH DAKOTA
ARKANSAS
MAINE
LOUISIANA
SOUTH DAKOTA
KANSAS
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
NEW JERSEY
NEVADA
NEW YORK
ARIZONA
COLORADO
MASSACHUSETTS
MINNESOTA
VIRGINIA
GEORGIA
ILLINOIS
MARYLAND
HAWAII
CONNECTICUT
WASHINGTON
UTAH
OREGON
ALABAMA
DELAWARE
TEXAS
WISCONSIN
IDAHO
OHIO
NEW MEXICO
RHODE ISLAND
NORTH CAROLINA
MISSOURI
DISTRICT OF
COLUMBIA
MONTANA
NEW HAMPSHIRE
SOUTH CAROLINA
MICHIGAN
PENNSYLVANIA
KENTUCKY
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1,313
600,585,914.52
95.33%
600,622,496.47
61
22,217,113.42
3.53%
22,222,729.70
16
7,178,371.95
1.14%
7,180,640.42
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,390
629,981,399.89
100.00%
630,025,866.59
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1,313
600,585,914.52
95.33%
600,622,496.47
61
22,217,113.42
3.53%
22,222,729.70
16
7,178,371.95
1.14%
7,180,640.42
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,390
629,981,399.89
100.00%
630,025,866.59
All Groups
Current
30 - 59
days
60 - 89
days
Current 95.3%
30 - 59 days 3.5%
60 - 89 days 1.1%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
849
342,228,913.83
93.20%
342,256,742.55
54
18,973,113.42
5.17%
18,978,729.70
13
5,992,961.60
1.63%
5,995,230.07
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
916
367,194,988.85
100.00%
367,230,702.32
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
849
342,228,913.83
93.20%
342,256,742.55
54
18,973,113.42
5.17%
18,978,729.70
13
5,992,961.60
1.63%
5,995,230.07
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
916
367,194,988.85
100.00%
367,230,702.32
Group 1
Current
30 - 59 days
60 - 89 days
Current 93.2%
30 - 59 days 5.2%
60 - 89 days 1.6%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
464
258,357,000.69
98.31%
258,365,753.92
7
3,244,000.00
1.23%
3,244,000.00
3
1,185,410.35
0.45%
1,185,410.35
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
474
262,786,411.04
100.00%
262,795,164.27
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
464
258,357,000.69
98.31%
258,365,753.92
7
3,244,000.00
1.23%
3,244,000.00
3
1,185,410.35
0.45%
1,185,410.35
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
474
262,786,411.04
100.00%
262,795,164.27
Group 2
Current
30 - 59 days
60 - 89 days
Current 98.3%
30 - 59 days 1.2%
60 - 89 days 0.5%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
61 22,217,113.42 75.58% 16 7,178,371.95 24.42% 0 0.00 0.00% 0 0.00 0.00%
77
29,395,485.37
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
61
22,217,113.42
75.58%
16
7,178,371.95
24.42%
0
0.00
0.00%
0
0.00
0.00%
77
29,395,485.37
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
54 18,973,113.42 76.00% 13 5,992,961.60 24.00% 0 0.00 0.00% 0 0.00 0.00%
67
24,966,075.02
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
54
18,973,113.42
76.00%
13
5,992,961.60
24.00%
0
0.00
0.00%
0
0.00
0.00%
67
24,966,075.02
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
7 3,244,000.00 73.24% 3 1,185,410.35 26.76% 0 0.00 0.00% 0 0.00 0.00%
10
4,429,410.35
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
7
3,244,000.00
73.24%
3
1,185,410.35
26.76%
0
0.00
0.00%
0
0.00
0.00%
10
4,429,410.35
100.00%
Group 2
64.54
20.39
0.00
0.00
11.04
4.03
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
84.93
0.00
0.00
0.00
15.07
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Oct 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
September 2007
October 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
27 9,616,986.46 61 22,217,113.42
60 - 89 days
0 0.00 16 7,178,371.95
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
120 + days
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
REO
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Oct 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
September 2007
October 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
21 7,598,076.11 54 18,973,113.42
60 - 89 days
0 0.00 13 5,992,961.60
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
90 - 120 days
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
120 + days
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
REO
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
Foreclosure
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Oct 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
September 2007
October 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
6 2,018,910.35 7 3,244,000.00
60 - 89 days
0 0.00 3 1,185,410.35
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
90 - 120 days
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
120 + days
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
REO
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
Foreclosure
0M
10M
20M
30M
40M
9/
1/
20
07
10
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Oct 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Group 1
Group 2
Total
Current
13.35%
4,412,595.01
0.49%
106,740.69
8.22%
4,519,335.70
Life CPR
15.17% 0.98% 9.56%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2007
10/1/2007
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
9/1/2007
10/1/2007
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2007
10/1/2007
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
9/1/2007
10/1/2007
Group 1
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Oct 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Oct 25, 2007
REO LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Oct 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
13 4,287,120.00 4,261,422.96 0.00 371,646,163.24
TOTAL:
13
4,287,120.00
4,261,422.96
0.00
1.15%
98.85%
1
Prepayment 1.15%
Liquidation 0.00%
Beginning Balance 98.85%
Total: 100.00%
GROUP 1
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
123784175 55,920.00 54,740.16 54,685.37 0.00 0.00
0.00 Voluntary PIF
10/16/2007 54.79 6.750% 0.00 PA 1
123784704 200,000.00
195,611.27 195,449.26 0.00 0.00
0.00 Voluntary PIF
09/04/2007 162.01 7.750% 0.00
NJ 1
123786998 67,200.00
65,814.04 65,767.43 0.00 0.00
0.00 Voluntary PIF
09/24/2007 46.61 8.625% 0.00
IL 1
123787426 99,200.00
96,634.02 96,569.83 0.00 0.00
0.00 Voluntary PIF
09/25/2007 64.19 8.990% 0.00
IN 1
123787715 171,600.00
171,545.66 171,545.66 0.00 0.00
0.00 Voluntary PIF
09/20/2007 0.00 9.250% 0.00
FL 1
123787723 238,800.00 232,358.61 232,207.48 0.00 0.00
0.00 Voluntary PIF
09/25/2007 151.13 9.100% 0.00 FL 1
123787806 152,000.00 149,496.99 149,374.52 0.00 0.00
0.00 Voluntary PIF
09/28/2007 122.47 7.800% 2,992.37 WA 1
123789950 116,000.00 113,463.06 113,400.92 0.00 0.00
0.00 Voluntary PIF
09/24/2007 62.14 9.990% 0.00 WI 1
123790164 186,400.00 184,117.26 184,309.18 0.00 0.00
0.00 Voluntary PIF
09/26/2007 -191.92 8.125% 0.00 FL 1
40403123 280,000.00 279,221.62 279,023.82 0.00 0.00
0.00 Voluntary PIF
10/04/2007 197.80 7.875% 0.00 CO 1
40711103 276,000.00 275,727.41 275,589.49 0.00 0.00
0.00 Voluntary PIF
09/21/2007 137.92 9.500% 0.00 CO 1
40743627 444,000.00 443,500.00 443,500.00 0.00 0.00
0.00 Voluntary PIF
10/02/2007 0.00 9.250% 0.00 HI 1
47028469 2,000,000.00 2,000,000.00 2,000,000.00 0.00 0.00
0.00 Voluntary PIF
10/12/2007 0.00 7.625% 0.00 CA 1
Total:
13
4,287,120.00
4,262,230.10
807.14
4,261,422.96
0.00
0.00
0.00
2,992.37

Distribution Date: Oct 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-8
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #